Plant and equipment, net (Tables)	12 Months Ended
Jun. 30, 2024
Plant and equipment, net
Summary of plant and equipment, net

	June 30,	June 30,
	2024	2023
Cryptocurrency mining equipment	$—	$29,703,726
Less: accumulated depreciation	—	(5,638,718)
Total plant and equipment, net	—	24,065,008
Less: impairment loss	—	(16,691,803)
Plant and equipment, net	$—	$7,373,205